Investment in associates and joint ventures - Summary of changes in investments in associates and joint ventures (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	€ 1,607
Closing balance	1,184	€ 1,607
Associates and joint ventures
Disclosure of investments in associates and joint ventures [line items]
Opening balance as at 1 January	1,607	1,679
Additions	4	1
Transfers	0	(29)
Revaluations	(25)	35
Share of results	127	209
Dividends received	(76)	(160)
Disposals	(382)	(66)
Impairments	(4)	(9)
Exchange rate differences	(34)	(54)
Other	(33)
Closing balance	€ 1,184	€ 1,607